Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

17. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The Company’s share of comprehensive income (loss) includes net income plus other comprehensive income, which includes changes in fair value of certain derivatives designated as cash flow hedges, certain changes in pension and other retirement benefit plans, foreign currency translations gains and losses, changes in the fair value of available-for-sale securities, the Company’s share of other comprehensive income of entities accounted for using the equity method, and reclassifications for amounts included in net income less net income and other comprehensive income attributable to the noncontrolling interest. For more information on derivative instruments, see “Note 16: Financial Instruments”. For more information on pensions and retirement benefit obligations, see “Note 6: Employee Benefit Plans and Postretirement Benefits”. The Company’s other comprehensive income (loss) amounts are aggregated within accumulated other comprehensive income (loss). The tax effect for each component of other comprehensive income (loss) consisted of the following:

Three months ended September 30, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized loss on cash flow hedges	$(96)	$25	$(71)
Changes in retirement plans’ funded status	33	(5)	28
Foreign currency translation	19	—	19
Share of other comprehensive loss of entities using the equity method	(27)	—	(27)

Other comprehensive loss	$(71)	$20	$(51)

Three months ended September 30, 2013	Gross Amount	Income Taxes	Net Amount
Unrealized gain on cash flow hedges	$11	$(23)	$(12)
Changes in retirement plans’ funded status	(3)	(4)	(7)
Foreign currency translation	(34)	—	(34)
Unrealized loss on available for sale securities	—	1	1
Share of other comprehensive loss of entities using the equity method	(3)	—	(3)

Other comprehensive loss	$(29)	$(26)	$(55)

Nine months ended September 30, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized loss on cash flow hedges	$(268)	$74	$(194)
Changes in retirement plans’ funded status	53	(11)	42
Foreign currency translation	220	—	220
Share of other comprehensive income (loss) of entities using the equity method	(28)	—	(28)

Other comprehensive income (loss)	$(23)	$63	$40

Nine months ended September 30, 2013	Gross Amount	Income Taxes	Net Amount
Unrealized gain on cash flow hedges	$91	$(26)	$65
Changes in retirement plans’ funded status	61	(21)	40
Foreign currency translation	(335)	—	(335)
Unrealized loss on available for sale securities	(2)	1	(1)
Share of other comprehensive loss of entities using the equity method	(16)	—	(16)

Other comprehensive loss	$(201)	$(46)	$(247)

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Unrealized Gain (Loss) on Available For Sale Securities	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, December 31, 2012	$(41)	$(810)	$(70)	$2	$8	$(911)

Other comprehensive income (loss), before reclassifications	89	(5)	(317)	—	(15)	(248)
Amounts reclassified from other comprehensive income (loss)	(30)	48	—	(1)	—	17

Other comprehensive income (loss)¹	59	43	(317)	(1)	(15)	(231)
Acquisition of noncontrolling interest	1	(107)	(12)	—	(10)	(128)

Balance, September 30, 2013	$19	$(874)	$(399)	$1	$(17)	$(1,270)

Balance, December 31, 2013	$49	$(826)	$(574)	$—	$(22)	$(1,373)

Other comprehensive income (loss), before reclassifications	(181)	5	223	—	(28)	19
Amounts reclassified from other comprehensive income (loss)	(13)	37	—	—	—	24

Other comprehensive income (loss)¹	(194)	42	223		(28)	43

Balance, September 30, 2014	$(145)	$(784)	$(351)	$—	$(50)	$(1,330)

¹	Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(3) and $(16) for the nine months ended September 30, 2014 and 2013, respectively.

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and nine months ended September 30, 2014 and 2013 consisted of the following:

	Amount reclassified from other comprehensive income (loss)		Amount reclassified from other comprehensive income (loss)		Consolidated Statement of Operations line
	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
	(in millions)		(in millions)
Cash flow hedges	$(7)	$(6)	$(19)	$(11)	Net sales
	2	(10)	(48)	3	Cost of goods sold
	21	(12)	33	(38)	Other, net
	4	4	9	12	Interest expense
	(2)	1	12	4	Income taxes

	$18	$(23)	$(13)	$(30)

Change in retirement plans’ funded status:
Amortization of actuarial losses	$17	$24	$53	$72	*
Amortization of prior service cost	(2)	(3)	(7)	(9)	*
	(3)	(5)	(9)	(15)	Income taxes

	$12	$16	$37	$48

Available-for-sale securities	$—	$(1)	$—	$(2)	Other, net
	—	1	—	1	Income taxes

	$—	$—	$—	$(1)

Total reclassifications, net of tax	$30	$(7)	$24	$17

*	These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.